Capital structure and financing - C.5. Cash and deposits (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,552,000,000	$ 699,000,000	$ 775,000,000	$ 1,039,000,000
Restricted cash	50,000,000	57,000,000
Pledged deposits	0	0
Mobile Financial Services
Cash and Cash Equivalents [Line Items]
Restricted cash	37,000,000	47,000,000
Others
Cash and Cash Equivalents [Line Items]
Restricted cash	13,000,000	10,000,000
Debt denominated in US dollars
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,370,000,000	550,000,000
Total debt denominated in other currencies
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 182,000,000	$ 149,000,000